Finance Expense - Schedule of finance expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Other Income and Expenses [Abstract]
Interest and accretion on convertible loan	$ 212	$ 448	$ 381	$ 942
Interest on loans payable	79	118	151	225
Interest on term loan	37	64	84	108
Total	$ 328	$ 630	$ 616	$ 1,275